Submission	Aug. 21, 2025
Submission [Line Items]
Central Index Key	0001959353
Registrant Name	Oxford Park Income Fund, Inc
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES